Recoverable and payable taxes (Tables)	12 Months Ended
Dec. 31, 2021
Recoverable and payable taxes
Schedule of recoverable taxes

	December 31, 2021			December 31, 2020
	Current assets	Non-current assets	Current liabilities	Current assets	Non-current assets	Current liabilities
Value-added tax	217	11	162	254	179	17
Brazilian federal contributions	520	511	12	136	458	14
Income taxes	113	413	1,861	107	454	773
Financial compensation for the exploration of mineral resources - CFEM	—	—	59	—	—	80
Others	12	—	83	12	—	68
Total	862	935	2,177	509	1,091	952